Victory Pioneer Fund
(formerly, Pioneer Fund)
Schedule of Investments | March 31, 2025

Schedule of Investments  |  3/31/25
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.2%
	Common Stocks — 99.3% of Net Assets
	Aerospace & Defense — 0.9%
560,942	RTX Corp.	$ 74,302,377
	Total Aerospace & Defense	$74,302,377

	Air Freight & Logistics — 3.2%
2,366,613	United Parcel Service, Inc., Class B	$ 260,303,764
	Total Air Freight & Logistics	$260,303,764

	Banks — 9.7%
2,815,937	Citizens Financial Group, Inc.	$ 115,368,939
9,077,729	Truist Financial Corp.	373,548,548
7,100,620	US Bancorp	299,788,177
	Total Banks	$788,705,664

	Biotechnology — 6.7%
381,821	Regeneron Pharmaceuticals, Inc.	$ 242,162,333
622,283(a)	Vertex Pharmaceuticals, Inc.	301,695,244
	Total Biotechnology	$543,857,577

	Broadline Retail — 3.8%
1,620,488(a)	Amazon.com, Inc.	$ 308,314,047
	Total Broadline Retail	$308,314,047

	Capital Markets — 4.1%
279,866	CME Group, Inc.	$ 74,245,651
229,706	Goldman Sachs Group, Inc.	125,486,091
823,499	KKR & Co., Inc.	95,204,719
925,525	Lazard, Inc.	40,075,233
	Total Capital Markets	$335,011,694

	Commercial Services & Supplies — 1.0%
814,023	Veralto Corp.	$ 79,326,541
	Total Commercial Services & Supplies	$79,326,541

	Communications Equipment — 1.7%
590,476(a)	Arista Networks, Inc.	$ 45,750,080
1,469,122	Cisco Systems, Inc.	90,659,519
	Total Communications Equipment	$136,409,599

	Construction & Engineering — 1.2%
375,172	Quanta Services, Inc.	$ 95,361,219
	Total Construction & Engineering	$95,361,219

1Victory Pioneer Fund | 3/31/25

Shares		Value
	Construction Materials — 4.4%
753,434	Martin Marietta Materials, Inc.	$ 360,239,398
	Total Construction Materials	$360,239,398

	Consumer Staples Distribution & Retail — 2.9%
2,057,824(a)	BJ’s Wholesale Club Holdings, Inc.	$ 234,797,718
	Total Consumer Staples Distribution & Retail	$234,797,718

	Electric Utilities — 2.0%
1,670,212	NRG Energy, Inc.	$ 159,438,438
	Total Electric Utilities	$159,438,438

	Electrical Equipment — 5.6%
3,322,364	ABB, Ltd. (A.D.R.)	$ 173,228,059
403,623	GE Vernova, Inc.	123,218,029
2,240,323	Vertiv Holdings Co., Class A	161,751,321
	Total Electrical Equipment	$458,197,409

	Electronic Equipment, Instruments & Components — 0.7%
1,274,929	Corning, Inc.	$ 58,366,250
	Total Electronic Equipment, Instruments & Components	$58,366,250

	Financial Services — 3.2%
754,728	Visa, Inc., Class A	$ 264,501,975
	Total Financial Services	$264,501,975

	Ground Transportation — 1.0%
1,174,696(a)	Uber Technologies, Inc.	$ 85,588,351
	Total Ground Transportation	$85,588,351

	Health Care Providers & Services — 1.7%
335,580	Labcorp Holdings, Inc.	$ 78,102,889
112,607	UnitedHealth Group, Inc.	58,977,916
	Total Health Care Providers & Services	$137,080,805

	Hotels, Restaurants & Leisure — 1.5%
1,237,261(a)	Planet Fitness, Inc., Class A	$ 119,531,785
	Total Hotels, Restaurants & Leisure	$119,531,785

	Interactive Media & Services — 4.0%
2,089,725	Alphabet, Inc., Class A	$ 323,155,074
	Total Interactive Media & Services	$323,155,074

Victory Pioneer Fund | 3/31/252

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Shares		Value
	IT Services — 2.9%
478,074	Accenture Plc, Class A	$ 149,178,211
361,625	International Business Machines Corp.	89,921,672
	Total IT Services	$239,099,883

	Metals & Mining — 6.6%
8,340,803	Freeport-McMoRan, Inc.	$ 315,782,802
6,076,577	Teck Resources, Ltd., Class B	221,369,700
	Total Metals & Mining	$537,152,502

	Oil, Gas & Consumable Fuels — 1.9%
678,580	Cheniere Energy, Inc.	$ 157,023,412
	Total Oil, Gas & Consumable Fuels	$157,023,412

	Pharmaceuticals — 2.6%
2,035,577	Novo Nordisk A/S (A.D.R.)	$ 141,350,467
433,320	Zoetis, Inc.	71,346,138
	Total Pharmaceuticals	$212,696,605

	Semiconductors & Semiconductor Equipment — 10.4%
781,077	Broadcom, Inc.	$ 130,775,722
227,954	KLA Corp.	154,963,129
5,219,468	NVIDIA Corp.	565,685,942
	Total Semiconductors & Semiconductor Equipment	$851,424,793

	Software — 7.0%
391,643(a)	Autodesk, Inc.	$ 102,532,138
1,036,206	Microsoft Corp.	388,981,370
599,068	Oracle Corp.	83,755,697
	Total Software	$575,269,205

	Specialty Retail — 1.3%
284,418	Home Depot, Inc.	$ 104,236,353
	Total Specialty Retail	$104,236,353

	Technology Hardware, Storage & Peripherals — 5.6%
2,067,879	Apple, Inc.	$ 459,337,962
	Total Technology Hardware, Storage & Peripherals	$459,337,962

	Textiles, Apparel & Luxury Goods — 1.7%
1,132,977	LVMH Moet Hennessy Louis Vuitton SE (A.D.R.)	$ 140,341,861
	Total Textiles, Apparel & Luxury Goods	$140,341,861

	Total Common Stocks (Cost $5,890,839,271)	$8,099,072,261

3Victory Pioneer Fund | 3/31/25

Shares		Value

	SHORT TERM INVESTMENTS — 0.9% of Net Assets
	Open-End Fund — 0.9%
72,343,604(b)	Dreyfus Government Cash Management, Institutional Shares, 4.23%	$ 72,343,604
		$72,343,604

	TOTAL SHORT TERM INVESTMENTS (Cost $72,343,604)	$72,343,604

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.2% (Cost $5,963,182,875)	$8,171,415,865
	OTHER ASSETS AND LIABILITIES — (0.2)%	$(16,794,657)
	net assets — 100.0%	$8,154,621,208

(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at March 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$8,099,072,261	$—	$—	$8,099,072,261
Open-End Fund	72,343,604	—	—	72,343,604
Total Investments in Securities	$8,171,415,865	$—	$—	$8,171,415,865
During the period ended March 31, 2025, there were no transfers in or out of Level 3.
Victory Pioneer Fund | 3/31/254